Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Net (loss) for the period	€ (166,076)	€ (147,693)	€ (114,531)
Cash flows used in operating activities:
Amortization and provision	2,830	2,926	1,349
Retirement pension obligations	295	230	115
Expenses related to share-based payments	25,904	30,781	34,353
Other elements	752	130	147
Operating cash flows before change in working capital	(136,294)	(113,626)	(78,566)
Inventories	(1,566)
Customer accounts receivable	1,229	3	(1,250)
Other current assets	(2,591)	(3,458)	(2,931)
Supplier accounts payable	9,095	3,333	3,645
Other current and non-current liabilities	(6,493)	(566)	19,564
Change in working capital requirement	(326)	(687)	19,028
Net cash flow used in operating activities	(136,620)	(114,314)	(59,538)
Cash flows used in investing activities:
Acquisitions of property, plant, and equipment	(4,710)	(7,246)	(7,992)
Acquisitions of intangible assets	(41)	(299)	(215)
Acquisitions of non-current financial assets	(3,890)	(289)	(93)
Net cash flows used in investing activities	(8,641)	(7,834)	(8,300)
Cash flows provided by financing activities:
(Decrease) in conditional advances	(1,800)	(578)	(275)
Treasury shares	(479)	(25)	(54)
Capital increases, net of transaction costs	133,099	861	2,016
Other cash flows related to financing activities	(144)	28	(21)
Net cash flows provided by financing activities	130,676	286	1,666
(Decrease) in cash	(14,586)	(121,863)	(66,172)
Net Cash and cash equivalents at the beginning of the period	137,880	256,473	323,381
Impact of exchange rate fluctuations	(525)	3,269	(735)
Net cash and cash equivalents at the close of the period	€ 122,770	€ 137,880	€ 256,473